Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
33.	Related party transactions
a)	Loan receivable agreements

At December 31, 2020, the Company had advanced $139 thousand under employee loan agreements. The terms were non-interest bearing and secured by shareholdings in the Company. During the year ended December 31, 2021, the full $139 thousand loan balance was settled. At December 31, 2021, the outstanding loan balance was nil.

b)	Related party transactions and balances
	Transactions		Balance outstanding
	Year ended December 31	Year ended December 31	December 31	December 31
	2021	2020	2021	2020
Marketing, brand research and development (a)	—	1,144	—	—
Legal services (b)	—	2,462	—	(510)
	—	3,606	—	(510)
(a)	A former member of the Board controlled a company that provides marketing, brand research and development services.
(b)	A member of the Board was a partner at a law firm prior to his departure which provides legal services to the Company.

All transactions were conducted at the exchange amount agreed to with the related parties.

c)	Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2021	2020	2019
Salaries and short-term benefits	2,348	1,944	3,295
Share-based compensation	8,275	7,629	23,715
	10,623	9,573	27,010